ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2015	2016
Accrued payroll and welfare	$3,524,876	$3,798,472
Accrued professional fees	776,518	374,944
Other tax payables	2,298,780	1,802,962
Interest payable	38,054	390,467
Others	1,978,603	1,953,196
Total	$8,616,831	$8,320,041